Derivative Instruments - Summary of Derivatives and Reclassifications (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount of loss reclassified from AOCI into income					$ 4,100
Interest Rate Swap | Gain (Loss) on Derivative Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivatives not designated as hedging instruments	$ 0	$ (29,801)	$ (6,908)	$ (47,758)	(49,472)	$ 16,569	$ 6,982
Interest Rate Swap | Gain (Loss) on Derivative Instruments | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount of loss reclassified from AOCI into income	0	(1,602)	(4,066)	(3,189)	(6,189)	(8,003)	(8,931)
Interest rate swaps	0	(8,011)	73	(14,307)	(16,954)	3,357	18,948
Interest Rate Swap | Interest Expense
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivatives not designated as hedging instruments	0	1,479	(408)	3,032	(2,681)	440
Interest Rate Swap | Interest Expense | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest rate swaps	0	3,115	(114)	6,888	9,565	$ 9,758	$ (13,734)
Warrant | Gain (Loss) on Derivative Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivatives not designated as hedging instruments	$ 647	$ 0	(16,097)	0	21,977
Forward Contracts | Gain (Loss) on Derivative Instruments | Not Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Change in fair value of derivative contracts			$ (5,800)	$ 0	$ 11,500